UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 133.2%
Corporate — 11.7%
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	$1,000	$1,005,450
City of New York New York Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,056,870
5.50%, 1/01/21	250	263,525
5.50%, 1/01/24	1,000	1,051,810
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	1,000	1,031,980
New York State Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	521,790
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (a)	1,000	1,065,500
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (b)	500	507,990
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,183,070

		7,687,985

County/City/Special District/School District — 23.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,067,520
City of New York New York, GO, Refunding:
Fiscal 2013, Series J, 5.00%, 8/01/23	1,000	1,205,090
Series E, 5.25%, 8/01/22	2,000	2,438,120
Series E, 5.00%, 8/01/30	1,250	1,445,287
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	$700	$807,009
Sub-Series B-1, 5.25%, 9/01/22	750	866,452
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,762,980
Sub-Series I-1, 5.13%, 4/01/25	750	862,185
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	124,067
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,547,430
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	750	832,493
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,151,390
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,121,330
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	500	533,640

		15,764,993

Education — 25.0%
Build NYC, Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 3.88%, 4/15/23	505	490,946
South Bronx Charter School For International Cultures and The Arts Project, 5.00%, 4/01/33	750	787,800
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,189,450

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	$1,000	$1,147,490
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,123,410
County of Saratoga New York, Refunding RB, Skidmore College Project, Series B, 5.00%, 7/01/31	500	575,200
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	1,060,320
New York City Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	589,790
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	978,850
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	144,186
Fordham University, Series A, 5.25%, 7/01/25	500	590,160
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,168,950
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	289,802
Series A, 5.00%, 3/15/32	1,000	1,186,570
New York State Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	433,429
Fordham University, 5.00%, 7/01/30	300	344,850
Pace University, Series A, 5.00%, 5/01/27	1,000	1,104,050
The Culinary Institute of America, 5.00%, 7/01/28	500	554,995
State of New York Dormitory Authority, RB, Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,020,880
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB, Series A:
State University Dormitory Facilities, 5.25%, 7/01/30	$1,050	$1,254,729
Teachers College, 5.00%, 7/01/31	375	424,365

		16,460,222

Health — 20.7%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	500	566,740
City of New York New York Industrial Development Agency, RB, PSCH, Inc. Project, 6.20%, 7/01/20	1,415	1,415,212
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	250,531
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,154,420
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	325	325,920
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 4.75%, 12/01/14	150	150,422
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	848,576
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,023,623
Remarketing, Series A, 5.00%, 11/01/30	650	715,578
Series B, 6.00%, 11/01/30	240	279,696

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
County of Westchester New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	$515	$517,838
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
3.00%, 1/01/18	500	516,195
4.00%, 1/01/23	480	507,528
5.00%, 1/01/28	875	947,441
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	450	515,299
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,145,250
New York University Hospitals Center, Series B, 5.25%, 7/01/24	355	379,974
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	269,823
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	730,944
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	555,230
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	797,655

		13,613,895

Housing — 3.7%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	582,785
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	804,968
Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
City of New York New York Housing Development Corp., Series 2014-8SPR, Class F, 4.50%, 11/15/24 (b)(c)	$500	$508,815
State of New York Mortgage Agency, Refunding RB, S/F Housing, 143rd Series, AMT, 4.85%, 10/01/27	500	521,490

		2,418,058

State — 11.6%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	655,029
New York State Dormitory Authority, RB:
Haverstraw King's Daughters Public Library, 5.00%, 7/01/26	1,015	1,177,694
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	664,158
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,152,580
New York State Urban Development Corp., RB:
Personal Income Tax, Series A-1, 5.00%, 3/15/32	400	461,388
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,699,470
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	1,000	1,206,390
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	288,368
State of New York Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	305	316,974

		7,622,051

Tobacco — 0.8%
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 5/15/34	500	565,670

Transportation — 23.9%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,168,790

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Series A (NPFGC), 5.00%, 11/15/24	$1,010	$1,100,072
Series A-1, 5.25%, 11/15/33	500	580,750
Metropolitan Transportation Authority, RB (concluded):
Series B, 5.25%, 11/15/33	1,000	1,169,160
Series B (NPFGC), 5.25%, 11/15/19	860	1,020,545
Series H, 5.00%, 11/15/30	500	577,905
Sub-Series B-1, 5.00%, 11/15/24	460	552,156
Sub-Series B-4, 5.00%, 11/15/24	300	360,102
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,149,620
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,373,020
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	552,210
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,131,620
Consolidated, 152nd, 5.00%, 11/01/24	1,000	1,101,450
State of New York Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/37	1,000	1,115,780
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/24	1,000	1,207,060
5.00%, 1/01/27	500	586,550

		15,746,790

Utilities — 11.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series DD, 5.00%, 6/15/32	500	557,295
Series EE, 5.00%, 6/15/34	3,000	3,434,580
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.50%, 4/01/24	$500	$566,300
Long Island Power Authority, Refunding RB (concluded):
General, Series D (NPFGC), 5.00%, 9/01/25	2,000	2,138,840
New York State Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,168,580

		7,865,595

Total Municipal Bonds in New York		87,745,259
Puerto Rico — 2.3%
Housing — 2.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,405	1,503,828

Total Municipal Bonds — 135.5%		89,249,087

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 16.2%
County/City/Special District/School District — 4.1%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	599	687,486
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,155,210
Sub-Series G-1, 5.00%, 4/01/29	750	860,880

		2,703,576

State — 2.6%
New York State Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	1,499	1,728,969

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Transportation — 4.3%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	$749	$883,776
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	853,463
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,121,424

		2,858,663

Utilities — 5.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,783,626
Series A, 4.75%, 6/15/30	1,500	1,635,675

		3,419,301

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 16.2%		10,710,509

Total Long-Term Investments (Cost — $92,800,804) — 151.7%		99,959,596

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (e)(f)	452,242	$452,242

Total Short-Term Securities (Cost — $452,242) — 0.7%		452,242

Total Investments (Cost — $93,253,046) — 152.4%		100,411,836
Other Assets Less Liabilities — 1.2%		835,046
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.7%)		(5,760,137)
VRDP Shares, at Liquidation Value — (44.9%)		(29,600,000)

Net Assets Applicable to Common Shares — 100.0%		$65,886,747

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,899,404

Gross unrealized appreciation	$7,213,469
Gross unrealized depreciation	(460,206)

Net unrealized appreciation	$6,753,263

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch, Pierce, Fenner & Smith, Inc.	$508,815	$8,815

(d)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2014 5

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

BIF New York Municipal Money Fund	441,039	11,203	452,242	$—

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single Family
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(57)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$7,202,484	$9,370

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2014 6

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.
The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$99,959,596	—	$99,959,596
Short-Term Securities	$452,242	—		452,242
Total	$452,242	$99,959,596	—	$100,411,838

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$9,370	—	—	$9,370

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$70,000	—	—	$70,000
Liabilities:
TOB trust certificates	—	$(5,759,171)	—	(5,759,171)
VRDP Shares	—	(29,600,000)	—	(29,600,000)
Total	$70,000	$(35,359,171)	—	$(35,289,171)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2014 7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, In c.

Date: December 23, 2014